UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1:	Schedule of Investments

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments
January 31, 2005

	Coupon	Maturity Date	Face Amount (000)	Market Value (000)

MUNICIPAL BONDS (98.1%)

Arizona (1.3%)
Arizona School Fac. Board Rev. (State School Improvement)	5.50%	7/1/2017	$9,610	$10,841
Arizona Transp. Board Highway Rev	5.00%	7/1/2024	5,000	5,369
Scottsdale AZ IDA (Memorial Hosp.)	6.00%	9/1/2012 (2)	4,000	4,388
Scottsdale AZ IDA (Memorial Hosp.)	6.125%	9/1/2017 (2)	4,700	5,175

				25,773

California (11.0%)
Anaheim CA Public Finance Auth. Lease Rev	6.00%	9/1/2014 (4)	2,500	2,993
California Dept. of Veteran Affairs Rev	5.45%	12/1/2019 (2)	1,505	1,530
California GO	6.25%	9/1/2012	5,000	5,774
California GO	5.25%	11/1/2021	2,000	2,191
California GO	5.125%	11/1/2023	3,000	3,215
California GO VRDO	1.83%	2/7/2005 LOC	21,500	21,500
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	6.25%	12/1/2034	5,000	5,494
California Public Works Board Lease Rev. (Community College)	5.625%	3/1/2016 (2)	11,370	11,982
California State Dept. of Water Resources Power Supply Rev	6.00%	5/1/2013	5,000	5,855
California State Dept. of Water Resources Power Supply Rev	5.50%	5/1/2015 (2)	6,000	6,813
California State Dept. of Water Resources Power Supply Rev	6.00%	5/1/2015	2,500	2,908
California State Dept. of Water Resources Power Supply Rev	5.50%	5/1/2016 (2)	10,000	11,334
California State Dept. of Water Resources Power Supply Rev	5.375%	5/1/2018 (2)	5,000	5,556
California State Econ. Recovery Bonds	5.00%	7/1/2015	15,200	16,835
California State Econ. Recovery Bonds VRDO	1.90%	2/1/2005	3,000	3,000
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.10%	5/17/2010	10,000	10,569
Foothill/Eastern Corridor Agency California Toll Road Rev	0.00%	1/1/2028 (ETM)	24,000	8,039
Fresno CA Sewer Rev	6.25%	9/1/2010 (2)	6,395	7,488
Los Angeles CA Harbor Dept. Rev	5.50%	8/1/2015 (2)	4,670	5,181
Los Angeles County CA Public Works Financing Auth. Rev	5.50%	10/1/2011	5,000	5,408
Los Angeles County CA Public Works Financing Auth. Rev	5.50%	10/1/2012	6,750	7,301
Metro. Water Dist. of Southern California Rev. VRDO	1.90%	2/1/2005	4,000	4,000
San Bernardino County CA Medical Center COP	5.50%	8/1/2024 (1)	11,295	11,543
San Bernardino County CA Medical Center COP	6.875%	8/1/2024 (ETM)	18,000	23,955
San Diego CA USD GO	0.00%	7/1/2013 (3)	7,160	5,186
San Francisco CA City & County International Airport Rev	5.50%	5/1/2017 (1)	6,570	7,197
San Francisco CA City & County International Airport Rev	5.50%	5/1/2018 (1)	6,945	7,608
Southern California Public Power Auth. Rev. (Transmission Project)	0.00%	7/1/2014	8,500	5,763
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	1.82%	2/7/2005 (4)	2,000	2,000

				218,218

Colorado (4.1%)
Colorado Dept. of Transp. Rev	6.00%	6/15/2010 (2)(Prere.)	20,000	23,031
Colorado Dept. of Transp. Rev	5.50%	6/15/2011 (1)(Prere.)	6,000	6,859
Colorado Springs CO Util. System Rev	5.00%	11/15/2010	2,500	2,754
Denver CO City & County Airport Rev	6.00%	11/15/2013 (2)	7,090	7,940
Denver CO City & County Airport Rev	5.50%	11/15/2016 (3)	10,000	10,996
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2013 (1)	10,000	7,122
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2016 (1)	10,185	6,178
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2019 (1)	5,000	2,594
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2020 (1)	15,165	7,454
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2025 (1)	9,700	3,603
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2030 (1)	10,000	2,771

				81,302

Connecticut (0.9%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.95%	9/1/2028	3,700	3,930
Connecticut GO	5.00%	6/1/2017 (1)	6,435	7,111
Connecticut GO	5.00%	12/1/2017 (1)	6,035	6,669

				17,710

District of Columbia (0.2%)
District of Columbia GO	6.75%	6/1/2005 (1)	40	40
District of Columbia GO	6.00%	6/1/2011 (1)(ETM)	3,085	3,586

				3,626

Florida (1.8%)
Orange County FL School Board COP	5.375%	8/1/2017 (1)	5,000	5,370
Sunrise FL Util. System Rev	5.50%	10/1/2018 (2)	12,000	13,934
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.85%	2/7/2005 (2)	6,100	6,100
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.85%	2/7/2005 (2)	4,600	4,600
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare, Inc.)	6.375%	12/1/2030	6,000	6,253

				36,257

Georgia (3.9%)
Atlanta GA Airport Fac. Rev	6.25%	1/1/2013 (3)	8,000	9,049
Atlanta GA Airport Fac. Rev	5.875%	1/1/2015 (3)	7,750	8,783
Atlanta GA Airport Fac. Rev	5.875%	1/1/2017 (3)	7,500	8,481
Atlanta GA Water & Wastewater Rev	5.50%	11/1/2022 (3)	10,000	11,822
College Park GA IDA Lease Rev. (Civic Center)	7.00%	9/1/2010 (ETM)	11,500	13,107
Fulton County GA COP	6.00%	11/1/2015 (2)	4,815	5,569
Georgia Muni. Electric Power Auth. Rev	6.375%	1/1/2016 (1)	5,000	6,159
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev	6.25%	7/1/2018	12,170	14,742

				77,712

Hawaii (2.3%)
Hawaii Airport System Rev	5.75%	7/1/2016 (3)	5,000	5,562
Hawaii Airport System Rev	5.75%	7/1/2017 (3)	5,000	5,562
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	5.75%	12/1/2018 (2)	12,470	13,720
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	3,220	3,695
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	2,860	3,282
Univ. of Hawaii Univ. System Rev	5.50%	7/15/2029 (3)	12,980	14,439

				46,260

Illinois (6.4%)
Chicago IL (City Colleges Improvement) GO	0.00%	1/1/2016 (3)	8,500	5,317
Chicago IL Board of Educ. GO	0.00%	12/1/2013 (2)	5,000	3,530
Chicago IL Board of Educ. GO	0.00%	12/1/2014 (2)	5,000	3,341
Chicago IL Metro. Water Reclamation Dist. GO	7.00%	1/1/2011 (ETM)	20,000	23,585
Chicago IL Neighborhoods Alive GO	5.50%	1/1/2036 (3)	6,400	7,140
Chicago IL Neighborhoods Alive GO	5.75%	1/1/2040 (3)	16,690	18,692
Chicago IL Public Building Comm. GO	7.00%	1/1/2020 (1)(ETM)	6,000	7,897
Chicago IL Skyway Toll Bridge Series 2000	5.50%	1/1/2031 (2)	8,750	9,950
Chicago IL Water Rev. VRDO	1.84%	2/7/2005 LOC	8,040	8,040
Illinois Health Fac. Auth. Rev. (OSF Healthcare System) VRDO	1.90%	2/1/2005 LOC	5,200	5,200
Illinois Sales Tax Rev	6.125%	6/15/2010 (Prere.)	4,500	5,188
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	6.75%	6/1/2010 (1)	6,000	6,875
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.00%	12/15/2014 (1)	16,100	10,785
Univ. of Illinois Univ. Rev. Auxiliary Fac	0.00%	4/1/2012 (1)	5,795	4,440
Will County IL Community School Dist	0.00%	11/1/2013 (4)	10,000	7,096

				127,076

Indiana (1.0%)
Indiana Office Building Comm. Rev. (Capitol Complex)	6.90%	7/1/2011	16,875	19,338

Kentucky (1.4%)
Kentucky Property & Building Comm. Rev	5.75%	10/1/2010 (Prere.)	6,405	7,309
Kentucky Property & Building Comm. Rev	5.375%	8/1/2011 (4)(Prere.)	8,050	9,090
Kentucky Property & Building Comm. Rev	5.375%	8/1/2016 (4)	5,820	6,475
Louisville & Jefferson County KY Metro. Sewer Dist	5.75%	5/15/2033 (3)	5,000	5,600

				28,474

Louisiana (1.4%)
Louisiana GO	5.75%	11/15/2010 (3)(Prere.)	9,855	11,268
Louisiana GO	5.50%	5/15/2014 (3)	6,180	6,949
Louisiana State Gas and Fuels Tax Rev	5.375%	6/1/2018 (2)	5,000	5,588
New Orleans LA GO	0.00%	9/1/2016 (2)	5,785	3,535

				27,340

Maryland (0.4%)
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.75%	7/1/2030	7,500	8,462

Massachusetts (6.2%)
Massachusetts Bay Transp. Auth. Rev	7.00%	3/1/2021	15,000	19,267
Massachusetts GAN	5.75%	6/15/2014	10,000	11,264
Massachusetts GO	5.375%	10/1/2010 (Prere.)	10,000	11,146
Massachusetts GO	5.50%	11/1/2017 (4)	13,250	15,436
Massachusetts GO	5.25%	8/1/2022	5,000	5,706
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.70%	7/1/2015	9,205	9,597
Massachusetts Port Auth. Rev	5.00%	7/1/2018	3,500	3,730
Massachusetts Special Obligation Dedicated Tax Rev	5.25%	1/1/2020 (3)	7,295	8,106
Massachusetts Water Resources Auth. Rev	6.50%	7/15/2019 *	32,000	39,377

				123,629

Michigan (3.8%)
Detroit MI GO	6.375%	4/1/2007	4,500	4,578
Detroit MI Sewer System Rev	5.75%	1/1/2010 (3)(Prere.)	5,000	5,682
Detroit MI Sewer System Rev	5.50%	7/1/2029 (3)	18,000	21,034
Grand Rapids MI Tax Increment Rev. (Downtown Project)	6.875%	6/1/2024 (1)	7,500	7,675
Michigan Building Auth. Rev	5.50%	10/15/2016	5,500	6,198
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	9,250	10,699
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	7,980	9,221
Univ. of Michigan Hosp. Rev. VRDO	1.83%	2/7/2005	9,270	9,270

				74,357

Missouri (0.5%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO	1.89%	2/1/2005	5,875	5,875
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.50%	12/1/2016 (4)	4,195	4,626

				10,501

Nevada (0.4%)
Henderson NV Health Care Fac. Rev	5.625%	7/1/2024	2,000	2,123
Truckee Meadows NV Water Auth. Rev	5.50%	7/1/2016 (4)	5,000	5,610

				7,733

New Hampshire (1.8%)
Manchester NH General Airport Rev	5.625%	1/1/2030 (4)	23,000	25,146
New Hampshire Business Finance Auth. PCR (Public Service Co. of New Hampshire)	6.00%	5/1/2021 (2)	10,000	10,741

				35,887

New Jersey (4.3%)
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.50%	6/15/2024	10,000	10,480
New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	1.93%	2/1/2005 (2)	13,600	13,600
New Jersey Sports & Exposition Auth. Rev	6.50%	3/1/2013 (4)	10,000	11,751
New Jersey Sports & Exposition Auth. Rev. VRDO	1.83%	2/7/2005 (1)	5,400	5,400
New Jersey Transp. Corp. COP	6.00%	9/15/2010 (2)(Prere.)	13,000	14,989
New Jersey Transp. Trust Fund Auth. Rev	5.50%	12/15/2020 (3)	12,500	14,655
New Jersey Transp. Trust Fund Auth. Rev	5.25%	12/15/2022 (2)	5,000	5,716
New Jersey Transp. Trust Fund Auth. Rev	5.75%	6/15/2024 (3)	5,795	6,986
New Jersey Turnpike Auth. Rev	5.625%	1/1/2015 (1)	2,060	2,289

				85,866

New Mexico (1.3%)
New Mexico Finance Auth. Transp. Rev	5.25%	6/15/2021 (1)	10,000	11,134
New Mexico Highway Comm. Tax Rev	6.00%	6/15/2010 (Prere.)	3,000	3,442
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.50%	8/1/2030	10,000	10,507

				25,083

New York (11.2%)
Babylon NY Waste Water Fac. GO	9.00%	8/1/2008 (3)	4,900	5,895
Babylon NY Waste Water Fac. GO	9.00%	8/1/2009 (3)	2,800	3,496
Babylon NY Waste Water Fac. GO	9.00%	8/1/2010 (3)	4,900	6,332
Erie County NY IDA School Fac. Rev. GO	5.75%	5/1/2026 (4)	4,200	4,823
Long Island NY Power Auth. Electric System Rev	5.25%	6/1/2014	7,350	8,182
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.25%	10/1/2010 (1)(Prere.)	4,675	5,227
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.00%	4/1/2020 (1)(ETM)	6,165	7,517
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.50%	11/15/2014 (2)	10,000	11,622
New York City NY GO	5.25%	8/1/2012	8,535	9,485
New York City NY GO	5.75%	8/1/2015 (2)	12,000	13,802
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.75%	6/15/2007 (Prere.)	1,105	1,200
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.75%	6/15/2026	2,395	2,577
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.90%	2/1/2005 (3)	4,000	4,000
New York City NY Transitional Finance Auth. Rev	6.25%	5/15/2010 (Prere.)	265	310
New York City NY Transitional Finance Auth. Rev. VRDO	1.90%	2/1/2005	8,450	8,450
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.82%	2/7/2005 (4)	13,250	13,250
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.82%	2/7/2005	10,000	10,000
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.75%	7/1/2020 (1)	7,500	9,009
New York State Dormitory Auth. Rev. (State Univ.)	7.50%	5/15/2011	12,765	14,684
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.25%	6/15/2020	37,090	41,243
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.50%	3/15/2025 (1)	6,965	8,176
Triborough Bridge & Tunnel Auth. New York Rev	5.25%	11/15/2017	10,000	11,133
Triborough Bridge & Tunnel Auth. New York Rev	6.125%	1/1/2021 (ETM)	10,000	12,495
Triborough Bridge & Tunnel Auth. New York Rev	5.50%	1/1/2022 (Prere.)	7,750	9,125

				222,033

North Carolina (0.8%)
North Carolina Eastern Muni. Power Agency Rev	7.50%	1/1/2010 (ETM)	4,935	5,945
North Carolina Eastern Muni. Power Agency Rev	6.50%	1/1/2018 (ETM)	4,625	5,896
Winston-Salem NC Water & Sewer System Rev	5.50%	6/1/2011 (Prere.)	1,220	1,394
Winston-Salem NC Water & Sewer System Rev	5.50%	6/1/2016	1,780	2,003

				15,238

Ohio (0.5%)
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2016	3,000	3,284
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2017	2,260	2,464
Ohio State Univ. General Receipts Rev. VRDO	1.84%	2/7/2005	1,000	1,000
Univ. of Toledo OH General Receipts VRDO	1.90%	2/1/2005 (3)	3,900	3,900

				10,648

Oregon (2.2%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.50%	2/15/2014	5,580	6,071
Oregon GO VRDO	1.82%	2/7/2005	13,000	13,000
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.50%	7/1/2014 (3)	3,865	4,253
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.50%	7/1/2016 (3)	4,305	4,763
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.00%	5/1/2022	14,880	15,842

				43,929

Pennsylvania (2.5%)
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	1.89%	2/1/2005	7,800	7,800
Philadelphia PA Water & Waste Water Rev	7.00%	6/15/2010 (3)	20,000	23,847
Pittsburgh PA GO	5.25%	9/1/2016 (3)	3,845	4,100
Pittsburgh PA Water & Sewer Auth. Rev	6.50%	9/1/2013 (3)	10,000	11,955
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.75%	12/1/2021	2,335	2,515

				50,217

Puerto Rico (0.9%)
Puerto Rico Electric Power Auth. Rev	5.25%	7/1/2014 (1)	2,000	2,187
Puerto Rico Electric Power Auth. Rev	5.25%	7/1/2014 (4)	2,000	2,187
Puerto Rico Public Finance Corp.	6.00%	8/1/2026	10,060	12,172
Puerto Rico Public Finance Corp.	6.00%	8/1/2026 (ETM)	940	1,160

				17,706

South Carolina (2.2%)
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev	6.375%	8/15/2012 (Prere.)	7,750	9,323
Piedmont SC Muni. Power Agency Rev	6.50%	1/1/2015 (3)	12,210	14,969
Piedmont SC Muni. Power Agency Rev	6.50%	1/1/2015 (3)(ETM)	2,035	2,516
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/2010 (Prere.)	5,000	6,109
South Carolina Jobs Econ. Dev. Auth. Rev	5.625%	11/15/2030	10,000	10,399

				43,316

Texas (17.9%)
Austin TX Combined Util. System Rev	0.00%	5/15/2017 (3)	4,900	2,881
Brazos County TX Health Dev. (Franciscan Service Corp.)	5.375%	1/1/2022 (1)	5,750	6,160
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.20%	5/15/2008	10,000	10,629
Harris County TX GO	0.00%	10/1/2014 (1)	5,550	3,748
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.90%	2/1/2005	59,600	59,600
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	1.90%	2/1/2005	4,430	4,430
Harris County TX Health Fac. Dev. Corp. Rev. (Texas Medical Center) VRDO	1.90%	2/1/2005 (1)	11,400	11,400
Houston TX GO	5.75%	9/1/2010 (4)(Prere.)	2,740	3,099
Houston TX GO	5.75%	9/1/2010 (4)(Prere.)	4,105	4,643
Houston TX GO	5.75%	9/1/2010 (4)(Prere.)	2,735	3,093
Houston TX GO	5.75%	3/1/2014 (4)	260	294
Houston TX GO	5.75%	3/1/2015 (4)	265	299
Houston TX GO	5.75%	3/1/2016 (4)	395	445
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.50%	7/1/2005 (4)(Prere.)	16,760	17,163
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.00%	9/1/2018 (2)	16,285	8,901
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.00%	9/1/2021 (2)	22,720	10,550
Houston TX Water & Sewer System Rev	0.00%	12/1/2012 (2)	20,500	15,261
Lewisville TX Independent School Dist	0.00%	8/15/2016	5,630	3,447
Lewisville TX Independent School Dist	0.00%	8/15/2017	6,940	4,036
Lower Colorado River Auth. Texas Rev	6.00%	5/15/2011 (4)	12,605	14,200
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2015 (4)	5,500	6,197
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2016 (4)	27,500	30,971
Round Rock TX Independent School Dist. GO	0.00%	8/15/2011 (1)	5,000	3,969
San Antonio TX Electric & Gas Rev	5.75%	2/1/2010 (Prere.)	11,435	12,928
San Antonio TX Electric & Gas Rev	5.375%	2/1/2020	10,000	11,103
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/2020	17,000	22,623
Texas Muni. Power Agency Rev	0.00%	9/1/2013 (1)(ETM)	855	615
Texas Muni. Power Agency Rev	0.00%	9/1/2013 (1)	38,815	27,757
Texas Muni. Power Agency Rev	0.00%	9/1/2015 (1)	16,435	10,578
Texas Muni. Power Agency Rev	0.00%	9/1/2015 (1)(ETM)	305	198
Texas Muni. Power Agency Rev	0.00%	9/1/2017 (1)	39,235	22,774
Texas Muni. Power Agency Rev	0.00%	9/1/2017 (1)(ETM)	735	428
Texas Water Dev. Board Rev	6.50%	7/15/2010	17,425	20,412

				354,832

Utah (0.2%)
Intermountain Power Agency Utah Power Supply Rev	5.75%	7/1/2019 (1)	3,000	3,266

Virgin Islands (0.3%)
Virgin Islands Public Finance Auth. Rev	6.50%	10/1/2024	5,000	5,786

Virginia (0.6%)
Virginia College Building Auth. Educ. Fac. Rev. (Washington & Lee Univ.)	5.75%	1/1/2034	9,540	11,780

Washington (1.8%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2014 (1)	5,000	3,383
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2017 (1)	11,685	6,743
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2018 (1)	10,000	5,472
Port of Seattle WA Rev	5.625%	2/1/2030 (1)	7,735	8,535
Washington GO	6.75%	2/1/2015	3,450	4,217
Washington GO	5.625%	7/1/2025	7,030	7,754

				36,104

West Virginia (0.6%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.00%	7/1/2014 (1)(ETM)	8,975	11,418

Wisconsin (1.8%)
Wisconsin Clean Water Rev	6.875%	6/1/2011	20,500	24,152
Wisconsin GO	5.75%	5/1/2011 (Prere.)	10,000	11,476

				35,628

TOTAL MUNICIPAL BONDS
(Cost $1,764,378)				1,942,505

	Shares

TEMPORARY CASH INVESTMENT (1.1%)

Money Market Fund
Vanguard Municipal Cash Management Fund, 1.79%**
(Cost $21,378)	21,378,148	21,378

TOTAL INVESTMENTS (99.2%)
(Cost $1,785,756)		1,963,883

OTHER ASSETS AND LIABILITIES-NET (0.8%)		15,020

NET ASSETS (100%)		$1,978,903

 *Securities with an aggregate value of $4,922,000 have been segregated as initial margin for open futures contracts.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS:

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2005, the cost of investment securities for tax purposes was $1,804,858,000. Net unrealized appreciation of investment securities for tax purposes was $159,025,000, consisting of unrealized gains of $159,035,000 on securities that had risen in value since their purchase and $10,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(680)	$75,839	$(502)
30-Year U.S. Treasury Bond	(200)	22,455	(513)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.